Cash and cash equivalents (Details 6) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Cash And Cash Equivalent [Line Items]
Net debt, beginning of year	$ (471,755)
Adjustment to initial balances by adoption of IFRS 16	(45,115)
Amounts from loans	(435,683)
Amounts from interest	46,691
Other cash income/expenses	242,874
Hedging and non-hedging instruments	11,949
Exchange rate differences	(25,173)
Other	(43,598)
Net debt, ending of year	719,809
Obligations with the public and bank loans [member]
Cash And Cash Equivalent [Line Items]
Net debt, beginning of year	(1,333,793)
Adjustment to initial balances by adoption of IFRS 16	0
Amounts from loans	(442,465)
Amounts from interest	65,754
Other cash income/expenses	6,816
Hedging and non-hedging instruments	0
Exchange rate differences	20,839
Other	(70,179)
Net debt, ending of year	(1,753,028)
Current and noncurrent lease liabilities [member]
Cash And Cash Equivalent [Line Items]
Net debt, beginning of year	0
Adjustment to initial balances by adoption of IFRS 16	(45,115)
Amounts from loans	7,221
Amounts from interest	1,537
Other cash income/expenses	0
Hedging and non-hedging instruments	0
Exchange rate differences	0
Other	(1,540)
Net debt, ending of year	(37,897)
Financial instruments derived from hedging [member]
Cash And Cash Equivalent [Line Items]
Net debt, beginning of year	(17,318)
Adjustment to initial balances by adoption of IFRS 16	0
Amounts from loans	(439)
Amounts from interest	5,209
Other cash income/expenses	0
Hedging and non-hedging instruments	(12,014)
Exchange rate differences	0
Other	907
Net debt, ending of year	(23,655)
Financial instruments derived from non-hedging member]
Cash And Cash Equivalent [Line Items]
Net debt, beginning of year	(2,856)
Adjustment to initial balances by adoption of IFRS 16	0
Amounts from loans	0
Amounts from interest	0
Other cash income/expenses	0
Hedging and non-hedging instruments	(313)
Exchange rate differences	0
Other	0
Net debt, ending of year	(3,169)
Financial Liability [member]
Cash And Cash Equivalent [Line Items]
Net debt, beginning of year	(1,353,967)
Adjustment to initial balances by adoption of IFRS 16	(45,115)
Amounts from loans	(435,683)
Amounts from interest	72,500
Other cash income/expenses	6,816
Hedging and non-hedging instruments	(12,327)
Exchange rate differences	20,839
Other	(70,812)
Net debt, ending of year	(1,817,749)
Cash and cash equivalents [member]
Cash And Cash Equivalent [Line Items]
Net debt, beginning of year	556,066
Adjustment to initial balances by adoption of IFRS 16	0
Amounts from loans	0
Amounts from interest	0
Other cash income/expenses	47,396
Hedging and non-hedging instruments	0
Exchange rate differences	(14,932)
Other	0
Net debt, ending of year	588,530
Deposits that do not qualify as cash and cash equivalents [member]
Cash And Cash Equivalent [Line Items]
Net debt, beginning of year	291,790
Adjustment to initial balances by adoption of IFRS 16	0
Amounts from loans	0
Amounts from interest	25,809
Other cash income/expenses	224,499
Hedging and non-hedging instruments	0
Exchange rate differences	(31,080)
Other	26,289
Net debt, ending of year	485,689
Derivatives from hedge assets [member]
Cash And Cash Equivalent [Line Items]
Net debt, beginning of year	31,663
Adjustment to initial balances by adoption of IFRS 16	0
Amounts from loans	0
Amounts from interest	0
Other cash income/expenses	(34,434)
Hedging and non-hedging instruments	23,034
Exchange rate differences	0
Other	925
Net debt, ending of year	21,188
Derivatives from other financial nonhedge assets [member]
Cash And Cash Equivalent [Line Items]
Net debt, beginning of year	2,693
Adjustment to initial balances by adoption of IFRS 16	0
Amounts from loans	0
Amounts from interest	0
Other cash income/expenses	(1,403)
Hedging and non-hedging instruments	1,242
Exchange rate differences	0
Other	0
Net debt, ending of year	$ 2,532